Annual Total Returns - Fidelity Freedom Blend Income Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend Income Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend Income Fund- Class A
Bar Chart Table:
Annual Return 2019	10.27%
Annual Return 2020	8.33%
Annual Return 2021	2.51%